Prospectus Supplement                                              207465  9/03
dated September 22, 2003 to:
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?", the table entry with respect to Putnam VT Mid Cap Value Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio is replaced with the following:

-------------------------------------------------------------------------------
PUTNAM VT MID CAP VALUE FUND
-------------------------------------------------------------------------------
Small- and Mid-Cap Value Team
-------------------------------------------------------------------------------
Portfolio leader            Since      Experience
-------------------------------------------------------------------------------
Thomas J. Hoey              1999       1996-Present         Putnam Management
-------------------------------------------------------------------------------
Portfolio members           Since      Experience
-------------------------------------------------------------------------------
J. Frederick Copper         2003       2001-Present         Putnam Management
                                       Prior to Feb. 2001   Wellington
                                                            Management Company
                                                            LLP
-------------------------------------------------------------------------------
Edward T. Shadek, Jr.       2000       1997-Present         Putnam Management
-------------------------------------------------------------------------------


HV-4810

PUTNAM INVESTMENTS

[SCALE LOGO OMITTED]